Schedule of Investments
August 31, 2026 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.25%

Accident & Health Insurance - 2.45%
Aflac, Inc.	8,290	960,397

Asset Management - 2.08%
The Carlyle Group, Inc.	16,875	816,581

Base Metals - 4.03%
United States Antimony Corp. (2)	325,000	1,582,750

Beverages - 1.88%
PepsiCo, Inc.	5,250	736,785

Biotech - 12.24%
Intellia Therapeutics, Inc. (2)	124,000	1,578,520
Nuvation Bio, Inc. (2)	485,000	3,230,100

		4,808,620

Credit Services - 1.89%
Mastercard, Inc.	1,260	742,531

Electronic Computers - 5.29%
Apple, Inc.	6,563	2,079,487

Fabricated Plate Work (Boiler Shops) - 0.75%
Terra Innovatum Global NV (2)	55,000	296,450

General Industrial Machinery & Equipment - 3.06%
Ouster, Inc. (2)	9,000	309,960
Symbotic, Inc. (2)	22,500	892,575

		1,202,535

Internet Media & Services - 1.11%
Meta Platforms, Inc. Class A	760	434,978

Measuring & Controlling Device - 3.57%
Onto Innovation, Inc. (2)	5,253	1,403,654

Miscellaneous Electrical Machines - 1.11%
Amprius Technologies, Inc. (2)	44,000	434,720

Miscellaneous Metal Ores - 15.28%
Aura Minerals, Inc. (British Virgin Islands) #	28,250	2,361,135
Cameco Corp. (Canada) #	11,800	1,165,368
NexGen Energy Ltd. (Canada) (2) #	190,889	1,998,608
Uranium Energy Corp. (2)	39,000	477,360

		6,002,471

Pharmaceutical Preparations - 15.08%
Corcept Therapeutics, Inc. (2)	52,255	5,923,104

Radio & TV Broadcasting & Communications Equipment - 2.05%
QUALCOMM, Inc.	4,723	805,177

Renewable Energy Equipment - 2.51%
Electrovaya, Inc. (Canada) (2) #	148,000	984,200

Retail-Catalog & Mail-Order Houses - 2.47%
Amazon.com, Inc. (2)	3,730	968,942

Security Brokers, Dealers & Flotation Companies - 2.46%
Stifel Financial Corp.	11,940	964,513

Semiconductors & Related Devices - 12.95%
Applied Materials, Inc.	3,870	1,773,969
nLight, Inc. (2)	5,500	232,485
NVIDIA Corp.	13,950	3,079,881

		5,086,335

Total Common Stock	(Cost $ 14,664,971)	36,234,230

Short-Term Investments (3) - 7.91%

Argent Institutional Trust Co. Money Market Account - 3.53%	3,105,374	3,105,374

Total Short-Term Investment Companies	(Cost $ 3,105,374)	3,105,374

Total Investments - 100.15%	(Cost $ 17,767,345)	39,339,604

Liabilities in Excess of Other Assets - (0.15%)		(59,863)

Total Net Assets - 100.00%		39,279,741

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$39,339,604	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$39,339,604	-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The Money Market Account ("MMA") is a short-term investment vehicle in which the Fund holds cash balances. The MMA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.The coupon rate shown represents the yield at August 31, 2026.
# Total value for foreign common stock is $6,509,311, representing 16.55% of net assets.